Debt Instruments - Issuer rating (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Financial assets	$ 1,361,558	$ 1,285,120
Debt instruments.
Financial assets
Financial assets	$ 317,124	$ 323,452
Financial assets (as a percent)	100.00%	100.00%
Debt instruments. | AAA
Financial assets
Financial assets	$ 23,087	$ 55,097
Financial assets (as a percent)	7.28%	17.03%
Debt instruments. | A
Financial assets
Financial assets	$ 187,384	$ 184,616
Financial assets (as a percent)	59.09%	57.08%
Debt instruments. | BBB
Financial assets
Financial assets	$ 35,575	$ 33,561
Financial assets (as a percent)	11.22%	10.38%
Debt instruments. | BB
Financial assets
Financial assets	$ 39,637	$ 50,178
Financial assets (as a percent)	12.50%	15.51%
Debt instruments. | Below B
Financial assets
Financial assets	$ 31,210
Financial assets (as a percent)	9.84%
Debt instruments. | Below BBB
Financial assets
Financial assets	$ 231
Financial assets (as a percent)	0.07%
Private Debt
Financial assets
Financial assets	$ 9,280	$ 9,864
Private Debt | A
Financial assets
Financial assets	3,189	2,651
Private Debt | BBB
Financial assets
Financial assets	847	3,685
Private Debt | BB
Financial assets
Financial assets	5,013	3,528
Private Debt | Below BBB
Financial assets
Financial assets	231
Sovereign Debt
Financial assets
Financial assets	307,844	313,588
Sovereign Debt | AAA
Financial assets
Financial assets	23,087	55,097
Sovereign Debt | A
Financial assets
Financial assets	184,195	181,965
Sovereign Debt | BBB
Financial assets
Financial assets	34,728	29,876
Sovereign Debt | BB
Financial assets
Financial assets	34,624	$ 46,650
Sovereign Debt | Below B
Financial assets
Financial assets	$ 31,210